Revenue Recognition - Performance Obligations Satisfied or Partially Satisfied in Prior Periods (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Revenue Recognition
Impact to revenue from performance obligations satisfied (or partially satisfied) in previous periods	$ (29)